Summary of Significant Accounting Policies - Summary of Capitalized Software Development Costs (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Capitalized Computer Software, Net [Abstract]
Gross capitalized software development costs	$ 14,219	$ 9,351
Accumulated amortization	(9,786)	(5,872)
Capitalized software development costs, net	$ 4,433	$ 3,479	$ 2,400